Share-Based Compensation (Details)		12 Months Ended
	Mar. 19, 2019 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares shares
Share-Based Compensation [Line Items]
Share option granted
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Share option granted		1,812,220
Share option exercise price per share (in Dollars per share) | $ / shares			$ 0.16
Accrued bonus (in Yuan Renminbi) | ¥						¥ 3,520,177	¥ 3,769,622
Orginal Option Units [Member]
Share-Based Compensation [Line Items]
Share option granted				174,318	2,614,947
Ordinary share issued		105,000			151,510
Share option exercise price per share (in Dollars per share) | $ / shares							¥ 0.6
Employee Stock [Member]
Share-Based Compensation [Line Items]
Share option exercise price per share (in Dollars per share) | $ / shares						¥ 1.2
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Ordinary share issued					532,149
Restricted share units, granted					9,184,482
Share-based compensation expenses (in Yuan Renminbi) | ¥		¥ 2,874,494		¥ 1,045,008	¥ 62,548,907
Share-Based Payment Arrangement, Tranche Four [Member]
Share-Based Compensation [Line Items]
Percentage of tranche		25.00%
Ordinary Shares [Member] | Orginal Option Units [Member]
Share-Based Compensation [Line Items]
Share option granted		1,812,220				26,699	55,374
Ordinary share issued				10,100
Equivalent to ordinary shares						460,756	955,643
2019 Share Option Scheme [Member]
Share-Based Compensation [Line Items]
Ordinary share issued	2,897,230
2019 Share Option Scheme [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Share option granted	50,000,000